Share-Based Compensation Plan (Details) R$ / shares in Units, $ / shares in Units, R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 BRL (R$)	Jun. 30, 2023 BRL (R$)	Dec. 31, 2023 BRL (R$) R$ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 BRL (R$) R$ / shares	Dec. 31, 2021 BRL (R$) R$ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2020
Share-Based Compensation Plan [Line Items]
Share options			1,949,796		13,401,980	14,114,763	1,949,796	110,000,000
Vesting period			3 years	3 years
unexercise period			5 years	5 years
Unvested shares of acceleration percentage			50.00%	50.00%
Unvested awards of granted			50.00%	50.00%
Share-based option awards (in Brazil Real) | R$	R$ 641	R$ 4,579	R$ 6,255		R$ 9,884	R$ 3,738
Fair value of share options (in Brazil Real per share)							$ 11.5
Options exercisable			1,631,370		2,250,000	5,380,556	1,631,370
Weighted average remaining contractual life			3 years 6 months 21 days	3 years 6 months 21 days
Outstanding shares conversion ratio			0.145485724	0.145485724
Conversion of fully diluted amount (in Dollars) | $				$ 240,166
Diluted share (in Shares) | shares			165,079,167	165,079,167
Per share conversion ratio (in Dollars per share)				$ 1.454857238
Conversion ratio price per share (in Dollars per share)				$ 10
Equity incentive plan of ordinary shares (in Shares) | shares			1,143,650	1,143,650
Bottom of Range [Member]
Share-Based Compensation Plan [Line Items]
Fair value of share options (in Brazil Real per share) | R$ / shares			R$ 1,763		R$ 211
Top of Range [Member]
Share-Based Compensation Plan [Line Items]
Fair value of share options (in Brazil Real per share) | R$ / shares					R$ 2,540	R$ 1,643
Nuvini Holdings Limited [Member]
Share-Based Compensation Plan [Line Items]
Options exercisable			11,213,267				11,213,267
Nvni Group Limited [Member]
Share-Based Compensation Plan [Line Items]
Options exercisable			1,631,370				1,631,370